Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

	June 30,	December 31,
	2012	2011
	(Unaudited)

Buildings	$3,915,407	$3,888,234
Machinery and equipment	177,358,013	175,736,470
Vehicles	786,083	663,985
Office equipment and furniture	139,728	134,929
Construction-in-progress	50,141,011	27,449,846

	232,340,242	207,873,464
Less: Accumulated depreciation	(22,571,325)	(17,005,843)

	$209,768,917	$190,867,621

As of December 31,
2011	2010
Buildings	$3,888,234	$3,733,116
Machinery and equipment	175,736,470	130,513,767
Vehicles	663,985	560,440
Office equipment and furniture	134,929	130,043
Construction-in-progress	27,449,846	3,117,935

	207,873,464	138,055,301
Less: Accumulated depreciation	(17,005,843)	(8,273,997)

	$190,867,621	$129,781,304

Depreciation expense on property, plant and equipment

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Cost of sales	$2,580,156	$2,246,111	$5,347,643	$4,589,859
Selling, general and administrative expenses	55,355	40,473	104,491	81,707

	$2,635,511	$2,286,584	$5,452,134	$4,671,566

As of December 31,
2011	2010
Cost of sales	$8,141,839	$7,788,486
Selling, general and administrative expenses	165,229	121,127

	$8,307,068	$7,909,613